Intangible assets	12 Months Ended
Dec. 31, 2024
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Intangible assets

Note 7. Intangible assets

Accounting policy

Capitalization of development expenses

In accordance with IAS 38 Intangible Assets, development expenses are recorded as intangible assets only if all the following criteria are met:

•
technical feasibility necessary for the completion of the development project;
•
intention on our part to complete the project and to utilize it;
•
capacity to utilize the intangible asset;
•
proof of the probability of future economic benefits associated with the asset;
•
availability of the technical, financial, and other resources for completing the project; and
•
reliable evaluation of the development expenses.

Because of the risks and uncertainties associated research and development process and related regulatory authorizations for a therapeutic product candidate, the Company believes that the six criteria provided by IAS 38 have not been fulfilled to date and will not be fulfilled until a regulatory filing has been made in a major market and approval is considered highly probable. The application of this principle has resulted in all development costs being expensed as incurred in all periods presented.

Other intangible assets

The other intangible assets we acquired with definite useful lives are recognized at cost less accumulated amortization and impairment. Amortization expense is recorded on a straight-line basis over the estimated useful lives of the intangible assets, in the line Research and Development expenses or Selling, general and administrative expenses of the Statement of Consolidated Operations, depending on the use of the related asset.

The estimated useful lives are as follows:

•
Software: from 1 year to 3 years;
•
Patents: amortized from acquisition until legal protection expires, maximum of 20 years.

Cloud computing arrangements

On April 27, 2021, the IFRS Interpretations Committee (IC) issued a decision regarding the appropriate accounting treatment under IFRS Accounting Standards for fees paid to cloud services providers and related implementation costs which intends to clarify the accounting classification of these costs. Such costs, depending on their nature, may be either recognized as an intangible asset or recorded in operating expenses as incurred.

For 2022, the application of the decision led to recording an impact of $1.0 million in operating expenses in the consolidated statement of operations, corresponding to the impact of the Company’s new ERP implementation costs incurred over the period.

For 2023 and 2024, the Company did not incur ERP implementation costs.

Details of intangible assets

	Software and Patents	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2022	1,212	641	1,854
Additions	8	-	8
Reclassification	92	-	92
Depreciation & impairment expense	(492)	-	(492)
Translation adjustments	(10)	(37)	(47)
Reclassification to assets held for sale	(697)	-	(697)
Net book value as of December 31, 2022	114	604	718
Gross value at end of period	2,357	604	2,961
Accumulated depreciation and impairment at end of period	(2,192)	-	(2,192)

Net book value as of January 1, 2023	114	604	718
Additions	-	-	-
Disposal	-	-	-
Depreciation & impairment expense	(69)	-	(69)
Translation adjustments	1	22	22
Net book value as of December 31, 2023	46	626	671
Gross value at end of period	2,352	626	2,978
Accumulated depreciation and impairment at end of period	(2,306)	-	(2,306)

Net book value as of January 1, 2024	46	626	671
Additions	1,260	-	1,260
Disposal	-	-	-
Depreciation & impairment expense	(758)	-	(758)
Translation adjustments	(20)	(37)	(58)
Net book value as of January 1, December 31, 2024	528	588	1,116
Gross value at end of period	3,435	588	4,024
Accumulated depreciation and impairment at end of period	(2,908)	-	(2,908)

For the year ended December 31, 2024, the acquisition of $1.2 million is related to a right to licence certain patents.